Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Nonvested Restricted Stock Unit Activity

The following table summarizes restricted common stock activity:

	Number of Shares	Balance
Non-vested shares, April 1, 2017	1,436,170	$718,085
Granted	200,000	362,000
Vested	(718,085)	(309,183)
Forfeited	—	—
Non-vested shares, December 31, 2017	918,085	$770,902

The following table summarizes restricted common stock activity:

Number of Shares
Non-vested shares, April 1, 2015	208,333
Granted	-
Vested	(39,167)
Forfeited	-
Non-vested shares, April 1, 2016	169,166
Granted	1,436,170
Vested	(2,500)
Forfeited	(166,666)
Non-vested shares, March 31, 2017	1,436,170